Fair Value of Investments (Details 1) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Assets measured at fair value, beginning	$ 3,925	$ 2,575
Earnings	263	1,134
Purchases	131	391
Sales	(1,058)	(175)
Assets measured at fair value, ending	3,261	3,925
Private Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets measured at fair value, beginning	3,925	2,575
Earnings	263	1,134
Purchases	131	391
Sales	(1,058)	(175)
Assets measured at fair value, ending	$ 3,261	$ 3,925